SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total		$ (58,162)	¥ (412,938)	¥ (976,241)	¥ (893,332)
CAYMAN ISLANDS
Total	[1]		(69,414)	(345,945)	(453,788)
HONG KONG
Total	[1]		3,397	(34,946)	19,023
JAPAN
Total	[1]		(19,507)	(27,883)	(3,159)
CHINA
Total			¥ (327,414)	¥ (567,467)	¥ (455,408)

[1]	Non-PRC entities not subject to income tax